(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Detailed Information about Illiquidity Premium Per Portfolio (Detail)	Jun. 30, 2026	Dec. 31, 2025
Fixed Deferred Annuity [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.90%	0.92%
Fixed Deferred Annuity [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.98%	0.99%
Fixed Deferred Annuity [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.07%	1.06%
Fixed Deferred Annuity [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.16%	1.15%
Fixed Deferred Annuity [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.16%	1.16%
Fixed Deferred Annuity [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.17%	1.16%
Indexed Universal Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.08%	1.01%
Indexed Universal Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.12%	1.07%
Indexed Universal Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.13%
Indexed Universal Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.20%	1.19%
Indexed Universal Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.20%	1.19%
Indexed Universal Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.21%	1.20%
Long-Term Care [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.83%	0.82%
Long-Term Care [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.84%	0.83%
Long-Term Care [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.85%	0.84%
Long-Term Care [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.06%	1.06%
Long-Term Care [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.15%	1.14%
Long-Term Care [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.32%	1.31%
Traditional Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.93%	0.91%
Traditional Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.95%	0.94%
Traditional Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.97%	0.96%
Traditional Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.13%	1.11%
Traditional Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.19%	1.17%
Traditional Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.31%	1.28%
Universal Life [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.85%	0.85%
Universal Life [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.87%	0.88%
Universal Life [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.90%	0.91%
Universal Life [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.12%	1.07%
Universal Life [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.17%	1.13%
Universal Life [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	1.29%	1.27%
Variable Annuities [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.55%	0.36%
Variable Annuities [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.63%	0.51%
Variable Annuities [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.64%	0.64%
Variable Annuities [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.64%	0.64%
Variable Annuities [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.62%	0.63%
Variable Annuities [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.65%	0.65%
Annuities [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.90%	0.76%
Annuities [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.90%	0.76%
Annuities [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.90%	0.76%
Annuities [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.90%	0.76%
Annuities [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.90%	0.76%
Annuities [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.89%	0.72%
Individual Protection [member] | Not later than 1 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.43%	0.45%
Individual Protection [member] | 5 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.43%	0.45%
Individual Protection [member] | 10 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.43%	0.45%
Individual Protection [member] | 15 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.43%	0.45%
Individual Protection [member] | 20 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.43%	0.45%
Individual Protection [member] | 30 year [member]
Disclosure of Detailed Information About Illiquidity Premium Per Portfolio [Line Items]
ILP per portfolio	0.42%	0.44%